Financial Assets Measured at Amortized Cost - Schedule of Breakdown by Maturity Trade Receivables (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	R$ 3,903,868	R$ 4,146,321
Other receivables	2,257,666	1,911,010
Up to 30 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	2,471,236	2,612,228
From 31 to 60 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	430,536	444,200
Other receivables		54
From 61 to 90 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	243,565	419,309
From 91 to 180 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	551,005	452,981
From 181 to 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	196,608	207,458
Over 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	10,918	10,145
Up to 30 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables	2,257,666	1,910,827
From 61 to 90 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables		129
Receivables falling due [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	3,714,043	3,947,527
Other receivables	2,257,666	1,910,827
Receivables falling due [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	2,453,773	2,563,908
Receivables falling due [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	410,233	442,127
Other receivables
Receivables falling due [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	243,279	277,610
Receivables falling due [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	406,518	450,954
Receivables falling due [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	193,200	206,774
Receivables falling due [Member] | Over 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	7,040	6,154
Receivables falling due [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables	2,257,666	1,910,827
Receivables falling due [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables
Receivables overdue [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	189,825	198,794
Other receivables		183
Receivables overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	17,463	48,320
Receivables overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	20,303	2,073
Other receivables		54
Receivables overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	286	141,699
Receivables overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	144,487	2,027
Receivables overdue [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	3,408	684
Receivables overdue [Member] | Over 365 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Trade receivables	3,878	3,991
Receivables overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables
Receivables overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity Trade Receivables [Line Items]
Other receivables		R$ 129